Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of prepaid expenses and other current assets [Abstract]
Disclosure of detailed information about current prepayments and other current assets [text block]
As of December 31, 2018, 2017 and 2016, prepaid expenses and other current assets are as follows:

	December 31,
	2018	2017	2016
Advances to suppliers of inventories	$704,563	234,458	929,815
Prepaid expenses of services	217,074	235,652	217,244
Prepaid expenses of insurance and bonds	129,582	88,533	185,678
Other current assets	80,651	80,028	171,208
Total	$1,131,870	638,671	1,503,945